Multi-Manager Large Cap Growth Strategies Fund
First Quarter Report
June 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 18.8%
Diversified Telecommunication Services 0.0%
Iridium Communications, Inc.	15,615	471,104
Entertainment 6.8%
Liberty Media Corp.-Liberty Formula One, Class A(a)	8,244	782,850
Netflix, Inc.(a)	180,618	241,870,983
Sea Ltd. ADR(a)	33,284	5,323,443
Spotify Technology SA(a)	18,265	14,015,465
Walt Disney Co. (The)	363,914	45,128,975
Total		307,121,716
Interactive Media & Services 11.7%
Alphabet, Inc., Class A	743,858	131,090,095
Alphabet, Inc., Class C	432,036	76,638,866
Meta Platforms, Inc., Class A	436,494	322,171,857
Total		529,900,818
Media 0.3%
Trade Desk, Inc. (The), Class A(a)	175,292	12,619,271
Total Communication Services		850,112,909
Consumer Discretionary 13.4%
Automobiles 3.7%
Tesla, Inc.(a)	527,384	167,528,802
Broadline Retail 5.8%
Alibaba Group Holding Ltd., ADR	142,749	16,189,164
Amazon.com, Inc.(a)	1,048,807	230,097,768
MercadoLibre, Inc.(a)	6,999	18,292,796
Total		264,579,728
Diversified Consumer Services 0.4%
Duolingo, Inc.(a)	12,843	5,265,887
Grand Canyon Education, Inc.(a)	61,462	11,616,318
Total		16,882,205
Hotels, Restaurants & Leisure 2.7%
Booking Holdings, Inc.	7,447	43,112,470
DoorDash, Inc., Class A(a)	83,104	20,485,967
Expedia Group, Inc.	20,777	3,504,664
McDonald’s Corp.	34,998	10,225,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Caribbean Cruises Ltd.	7,258	2,272,770
Starbucks Corp.	264,002	24,190,503
Yum China Holdings, Inc.	90,345	4,039,325
Yum! Brands, Inc.	99,092	14,683,453
Total		122,514,518
Household Durables 0.1%
D.R. Horton, Inc.	47,337	6,102,686
Specialty Retail 0.4%
AutoZone, Inc.(a)	1,376	5,108,028
Carvana Co.(a)	28,331	9,546,414
O’Reilly Automotive, Inc.(a)	48,045	4,330,296
Total		18,984,738
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	175,032	12,434,273
Total Consumer Discretionary		609,026,950
Consumer Staples 2.9%
Beverages 1.3%
Coca-Cola Co. (The)	215,718	15,262,048
Monster Beverage Corp.(a)	673,423	42,183,217
Total		57,445,265
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	29,482	29,185,411
Walmart, Inc.	238,457	23,316,326
Total		52,501,737
Tobacco 0.5%
Philip Morris International, Inc.	127,710	23,259,822
Total Consumer Staples		133,206,824
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc.	15,432	3,758,001
Total Energy		3,758,001
Financials 8.1%
Banks 0.7%
NU Holdings Ltd., Class A(a)	2,021,040	27,728,669
Popular, Inc.	15,363	1,693,156
Total		29,421,825

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.3%
Blackstone, Inc.	31,540	4,717,753
Charles Schwab Corp. (The)	83,987	7,662,974
FactSet Research Systems, Inc.	37,726	16,874,085
Goldman Sachs Group, Inc. (The)	22,667	16,042,569
Intercontinental Exchange, Inc.	19,603	3,596,563
KKR & Co., Inc., Class A	26,911	3,579,970
Moody’s Corp.	23,127	11,600,272
Robinhood Markets, Inc., Class A(a)	91,305	8,548,887
SEI Investments Co.	214,912	19,311,992
Tradeweb Markets, Inc., Class A	24,983	3,657,511
XP, Inc., Class A	389,577	7,869,456
Total		103,462,032
Financial Services 5.1%
Berkshire Hathaway, Inc., Class B(a)	17,908	8,699,169
Block, Inc., Class A(a)	182,018	12,364,483
MasterCard, Inc., Class A	109,456	61,507,705
PayPal Holdings, Inc.(a)	165,085	12,269,117
Visa, Inc., Class A	380,152	134,972,967
Total		229,813,441
Insurance 0.0%
Primerica, Inc.	7,868	2,153,236
Total Financials		364,850,534
Health Care 9.2%
Biotechnology 3.3%
AbbVie, Inc.	211,132	39,190,322
Exact Sciences Corp.(a)	41,387	2,199,305
Exelixis, Inc.(a)	155,491	6,853,266
Gilead Sciences, Inc.	70,486	7,814,783
Insmed, Inc.(a)	61,187	6,157,860
Natera, Inc.(a)	43,449	7,340,274
Neurocrine Biosciences, Inc.(a)	107,674	13,533,545
Regeneron Pharmaceuticals, Inc.	49,179	25,818,975
Vertex Pharmaceuticals, Inc.(a)	97,270	43,304,604
Total		152,212,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	115,470	15,705,075
DexCom, Inc.(a)	150,379	13,126,583
Edwards Lifesciences Corp.(a)	44,665	3,493,249
Inspire Medical Systems, Inc.(a)	27,182	3,527,408
Insulet Corp.(a)	22,574	7,092,299
Intuitive Surgical, Inc.(a)	63,058	34,266,348
Penumbra, Inc.(a)	12,690	3,256,635
ResMed, Inc.	52,829	13,629,882
Total		94,097,479
Health Care Providers & Services 0.3%
McKesson Corp.	17,533	12,847,832
Health Care Technology 0.8%
Doximity, Inc., Class A(a)	36,164	2,218,300
Veeva Systems Inc., Class A(a)	116,235	33,473,355
Total		35,691,655
Life Sciences Tools & Services 0.6%
Illumina, Inc.(a)	106,394	10,151,051
Thermo Fisher Scientific, Inc.	37,684	15,279,355
Total		25,430,406
Pharmaceuticals 2.1%
Eli Lilly & Co.	33,923	26,443,996
Johnson & Johnson	42,489	6,490,195
Merck & Co., Inc.	149,818	11,859,593
Novartis AG, ADR	143,194	17,327,906
Novo Nordisk A/S, ADR	324,501	22,397,059
Roche Holding AG, ADR	325,747	13,267,675
Total		97,786,424
Total Health Care		418,066,730
Industrials 6.8%
Aerospace & Defense 3.5%
Boeing Co. (The)(a)	367,494	77,001,018
General Electric Co.	115,472	29,721,338
HEICO Corp.	44,405	14,564,840
HEICO Corp., Class A	35,153	9,095,839
Howmet Aerospace, Inc.	58,862	10,955,984
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RTX Corp.	32,317	4,718,928
TransDigm Group, Inc.	7,420	11,283,149
Total		157,341,096
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	143,185	16,358,886
Building Products 1.0%
Armstrong World Industries, Inc.	69,758	11,331,490
Trane Technologies PLC	79,144	34,618,377
Total		45,949,867
Commercial Services & Supplies 0.3%
Cintas Corp.	55,137	12,288,383
Construction & Engineering 0.1%
EMCOR Group, Inc.	651	348,213
Quanta Services, Inc.	16,623	6,284,824
Total		6,633,037
Electrical Equipment 0.1%
Eaton Corp. PLC	11,192	3,995,432
Ground Transportation 0.5%
Lyft, Inc., Class A(a)	655,938	10,337,583
Uber Technologies, Inc.(a)	120,945	11,284,169
Total		21,621,752
Industrial Conglomerates 0.4%
3M Co.	121,416	18,484,372
Machinery 0.5%
Deere & Co.	43,528	22,133,553
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	4,297	4,469,911
Total Industrials		309,276,289
Information Technology 39.3%
Communications Equipment 0.5%
Arista Networks, Inc.(a)	218,269	22,331,102
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., Class A	143,064	14,127,570
IT Services 2.2%
Cloudflare, Inc.(a)	47,761	9,353,037
International Business Machines Corp.	97,868	28,849,529
Shopify, Inc., Class A(a)	437,444	50,459,165
Common Stocks (continued)
Issuer	Shares	Value ($)
Snowflake, Inc., Class A(a)	29,756	6,658,500
Twilio, Inc., Class A(a)	35,338	4,394,634
Total		99,714,865
Semiconductors & Semiconductor Equipment 15.7%
ASML Holding NV	853	683,586
Broadcom, Inc.	481,739	132,791,355
Lam Research Corp.	129,206	12,576,912
Marvell Technology, Inc.	98,888	7,653,931
Monolithic Power Systems, Inc.	5,117	3,742,471
NVIDIA Corp.	3,333,851	526,715,120
QUALCOMM, Inc.	115,413	18,380,674
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,785	7,425,475
Total		709,969,524
Software 16.2%
AppLovin Corp.(a)	39,546	13,844,264
Atlassian Corp., Class A(a)	7,827	1,589,586
Autodesk, Inc.(a)	144,401	44,702,218
Crowdstrike Holdings, Inc., Class A(a)	13,381	6,815,077
Fair Isaac Corp.(a)	4,842	8,850,982
Guidewire Software, Inc.(a)	17,132	4,033,729
HubSpot, Inc.(a)	8,854	4,928,402
Intuit, Inc.	19,480	15,343,032
Microsoft Corp.	788,579	392,247,080
Nutanix, Inc., Class A(a)	139,560	10,667,966
Oracle Corp.	546,369	119,452,655
Palantir Technologies, Inc., Class A(a)	53,156	7,246,226
Palo Alto Networks, Inc.(a)	32,452	6,640,977
Pegasystems, Inc.	16,244	879,288
Salesforce, Inc.	144,912	39,516,053
ServiceNow, Inc.(a)	41,496	42,661,208
Synopsys, Inc.(a)	6,209	3,183,230
Workday, Inc., Class A(a)	50,313	12,075,120
Total		734,677,093
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	979,952	201,056,752
Total Information Technology		1,781,876,906

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Large Cap Growth Strategies Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Metals & Mining 0.2%
Southern Copper Corp.	85,949	8,695,460
Total Materials		8,695,460
Real Estate 0.0%
Retail REITs 0.0%
Simon Property Group, Inc.	9,371	1,506,482
Total Real Estate		1,506,482
Utilities 0.2%
Electric Utilities 0.1%
NRG Energy, Inc.	29,197	4,688,454
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	12,910	2,502,087
Total Utilities		7,190,541
Total Common Stocks (Cost $4,292,991,490)		4,487,567,626

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Natixis Loomis Sayles Focused Growth ETF(a)	202,420	8,468,038
Total Exchange-Traded Equity Funds (Cost $8,056,822)		8,468,038

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 4.473%(b),(c)	31,574,299	31,567,984
Total Money Market Funds (Cost $31,565,076)		31,567,984
Total Investments in Securities (Cost: $4,332,613,388)		4,527,603,648
Other Assets & Liabilities, Net		3,406,226
Net Assets		4,531,009,874
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	—	58,217,517	(26,652,441)	2,908	31,567,984	717	86,429	31,574,299
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described below:
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT327_03_R01_(08/25)